Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible assets

22	Intangible assets

Accounting policy

Goodwill

Goodwill arising from business combinations is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net assets acquired. Goodwill is not amortized but is tested for impairment annually and whenever circumstances indicate that the carrying amount may not be recovered. Refer to note 31 for the Company’s impairment accounting policy and critical estimates and assumptions and judgments.

Rights to use natural resources

The significant costs incurred for the acquisition of legal rights to explore mining concessions and develop mineral properties are capitalized and are amortized as production costs when the associated projects start their commercial operation using the UoP method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations. The costs for the acquisition of legal rights attributed to mining projects are not depreciated until the project becomes operational and production activities start.

The costs incurred are impaired if the Company determines that the projects and their mineral rights associated have no future economic value. For purposes of impairment assessment, rights to use natural resources are allocated to CGUs. Refer to note 31 for the Company’s impairment accounting policy.

Critical accounting estimates, assumptions and judgments - Quantification of mineral reserves and resources for useful life calculation

The Company classifies proven and probable reserves, and measured, indicated and inferred resources based on the definitions of the United States Securities and Exchange Commission’s (SEC) Modernized Property Disclosure Requirements for Mining Registrants as described in Subpart 229.1300 of Regulation S-K, Disclosure by Registrants Engaged in Mining Operations (S-K 1300) and Item 601 (b)(96) Technical Report Summary.

The useful life determination applied to the rights to use natural resources reflect the pattern in which the benefits are expected to be derived by the Company and is based on the estimated life of mine (“LOM”). Any changes to the LOM, based on new information regarding estimates of mineral reserves and mineral resources and mining plan, may affect prospectively the LOM and amortization rates.

The estimation process of mineral reserves and mineral resources is based on a technical evaluation, which includes geological, geophysics, engineering, environmental, legal and economic estimates and may have relevant impact on the economic viability of the mineral reserves and mineral resources. These estimates are reviewed periodically, and any changes are reflected in the expected LOM. Management is confident based on testing, continuity of the ore bodies and conversion experience that a part of the inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, and such inferred resources may also be classified as proven and probable mineral reserves. Where the Company can demonstrate the expected economic recovery with a high level of confidence, inferred resources are included in the amortization calculation.

However, the future conversion of inferred resources is inherently uncertain and involves estimates, assumptions and judgments that could have a material impact on the Company’s results of operations.

(a)	Changes in the year

				2022
	Goodwill (iv)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	673,570	1,791,643	72,414	2,537,627
Accumulated amortization and impairment	(267,342)	(1,179,373)	(34,141)	(1,480,856)
Balance at the beginning of the year	406,228	612,270	38,273	1,056,771
Additions (ii)	-	57,529	-	57,529
Amortization	-	(76,695)	(5,639)	(82,334)
Impairment (loss) reversal of long-lived assets – note 31	(61,856)	48,107	-	(13,749)
Derecognition of Nexa’s share of Enercan's intangible assets - note 4 (ii)	-	-	(9,382)	(9,382)
Foreign exchange effects	195	3,661	(45)	3,811
Transfers – note 21	-	2,546	1,735	4,281
Balance at the end of the year	344,567	647,418	24,942	1,016,927
Cost	611,909	1,855,014	65,246	2,532,169
Accumulated amortization and impairment	(267,342)	(1,207,596)	(40,304)	(1,515,242)
Balance at the end of the year	344,567	647,418	24,942	1,016,927

Average annual depreciation rates %	-	UoP	-

				2021
	Goodwill (iv)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Net balance at the beginning of the year	406,434	648,870	21,101	1,076,405
Reclassification (i)	-	31,851	-	31,851
	406,434	680,721	21,101	1,108,256
Additions (iii)	-	-	21,821	21,821
Disposals	-	-	(9)	(9)
Amortization	-	(67,829)	(3,550)	(71,379)
Foreign exchange effects	(206)	(622)	(1,838)	(2,666)
Transfers – note 21	-	-	748	748
Balance at the beginning of the year	406,228	612,270	38,273	1,056,771
Cost	673,570	1,791,643	72,414	2,537,627
Accumulated amortization and impairment	(267,342)	(1,179,373)	(34,141)	(1,480,856)
Balance at the end of the year	406,228	612,270	38,273	1,056,771

Average annual depreciation rates %	-	UoP	-

(i)	The Company identified USD 31,851 of legal mining rights that were being classified as Mining projects within Property, plant and equipment, instead of as Rights to use natural resources within Intangible assets. Given the nature of this reclassification, which is entirely between Property, plant and equipment and Intangible assets, the Company made an out-of-period adjustment, to account for the correct classification of those legal mining rights as of December 31, 2021.
(ii)

The main addition is related to the offtake agreement signed on January 25, 2022 to sell 100% of the copper concentrate to be produced by Aripuanã for a specified period. As explained in note 16, this agreement replaced the obligation of future royalty payments arising from the acquisition of mining rights by the Company for the Aripuanã project. The fair value of this agreement on its inception date, in the amount of USD 46,100, was recognized as Rights to use natural resources within Intangible assets and should be amortized during the life of the mine by the UoP method.

(iii)	As described in the audited consolidated financial statements for the year ended on December 31, 2021, in 2021, the Brazilian Electric Energy Chamber ("CCEE") finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to the Generation Scaling Factor ("GSF"). After evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency ("ANEEL") and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and Enercan – 3 years and 6 months of extended concession period: USD 8,957). These amounts were recorded as an Intangible asset against recovered energy costs in the income statement within Cost of sales, and will be amortized using the straight-line method until the end of the extended concession period without any direct cash benefit in 2021.
(iv)	At December 31, 2022, the balances of the Company's recognized goodwill were: (i) USD 95,484 allocated to the Cajamarquilla CGU; and (ii) USD 249,082 allocated to the Mining Peru group of CGUs. In the third quarter of 2022, the recoverability of goodwill was tested, as explained in note 31.